Provisions Details of provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)		Dec. 31, 2015 KRW (₩)	Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)
Disclosure of other provisions [Line Items]
Total	₩ 410,470,000,000		$ 384,544	₩ 428,477,000,000			₩ 410,470,000,000		₩ 428,477,000,000
Changes in provisions
Beginning balance	428,477,000,000
Changes in other provisions [Abstract]
Ending balance	410,470,000,000		$ 384,544	428,477,000,000
Provisions except for provision for decommissioning restoration and rehabilitation costs [Member]
Disclosure of other provisions [Line Items]
Total	348,598,000,000			370,401,000,000		₩ 477,480,000,000	348,598,000,000		370,401,000,000
Changes in provisions
Beginning balance	370,401,000,000			477,480,000,000		662,276,000,000
Changes in other provisions [Abstract]
Provisions provided	111,539,000,000			44,342,000,000		97,813,000,000
Provisions used and others	(117,959,000,000)			(99,476,000,000)		(127,933,000,000)
Reversal of unused amount	(84,121,000,000)			(69,470,000,000)		(175,051,000,000)
Foreign currencies translation adjustments	(250,000,000)			2,990,000,000
Transfer	21,808,000,000	[1]		503,000,000	[2]
Others	47,180,000,000			14,032,000,000		20,375,000,000
Ending balance	₩ 348,598,000,000			₩ 370,401,000,000		477,480,000,000
Description of nature of transfer amount	According to contracts with the third parties, the Group ultimately will be reimbursed for which it has paid out on behalf of customers, which has incurred through their customer loyalty programs. Therefore, when such obligation incurs, the Group recognizes it as “transfer”, but there is no impact on the Group’s expense.		According to contracts with the third parties, the Group ultimately will be reimbursed for which it has paid out on behalf of customers, which has incurred through their customer loyalty programs. Therefore, when such obligation incurs, the Group recognizes it as “transfer”, but there is no impact on the Group’s expense.	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased, for the year ended December 31, 2016.
Provision for guarantee
Disclosure of other provisions [Line Items]
Total	₩ 183,247,000,000	[3]		₩ 238,117,000,000	[3]	364,141,000,000	183,247,000,000	[3]	238,117,000,000	[3]
Changes in provisions
Beginning balance	238,117,000,000	[3]		364,141,000,000		509,320,000,000
Changes in other provisions [Abstract]
Provisions provided	4,876,000,000			4,281,000,000		19,714,000,000
Provisions used and others	(24,898,000,000)			(80,017,000,000)		(25,262,000,000)
Reversal of unused amount	(60,300,000,000)			(64,061,000,000)		(160,032,000,000)
Foreign currencies translation adjustments	9,000,000
Others	25,443,000,000			13,773,000,000		20,401,000,000
Ending balance	₩ 183,247,000,000	[3]		₩ 238,117,000,000	[3]	364,141,000,000
Description of nature of provisions for guarantee	Provision for guarantee includes provision for financial guarantee of 67,557 million Won and 71,697 million Won as of December 31, 2016 and 2017, respectively.		Provision for guarantee includes provision for financial guarantee of 67,557 million Won and 71,697 million Won as of December 31, 2016 and 2017, respectively.	Provision for guarantee includes provision for financial guarantee of 67,557 million Won and 71,697 million Won as of December 31, 2016 and 2017, respectively.
Provision for financial guarantee contract							71,697,000,000		67,557,000,000
Provision for loan commitments
Disclosure of other provisions [Line Items]
Total	₩ 66,115,000,000			₩ 87,909,000,000		85,313,000,000	66,115,000,000		87,909,000,000
Changes in provisions
Beginning balance	87,909,000,000			85,313,000,000		90,449,000,000
Changes in other provisions [Abstract]
Provisions provided	2,028,000,000			8,502,000,000		9,801,000,000
Provisions used and others	(68,000,000)			22,000,000		41,000,000
Reversal of unused amount	(23,744,000,000)			(5,409,000,000)		(14,976,000,000)
Foreign currencies translation adjustments	(10,000,000)
Others				(519,000,000)		(2,000,000)
Ending balance	66,115,000,000			87,909,000,000		85,313,000,000
Provisions for customer reward credits
Disclosure of other provisions [Line Items]
Total	40,445,000,000			22,093,000,000		5,445,000,000	40,445,000,000		22,093,000,000
Changes in provisions
Beginning balance	22,093,000,000			5,445,000,000		5,548,000,000
Changes in other provisions [Abstract]
Provisions provided	62,593,000,000			23,525,000,000		16,301,000,000
Provisions used and others	(84,979,000,000)			(8,158,000,000)		(16,404,000,000)
Transfer	21,808,000,000	[1]		503,000,000	[2]
Others	18,930,000,000			778,000,000
Ending balance	₩ 40,445,000,000			₩ 22,093,000,000		5,445,000,000
Description of nature of transfer amount	According to contracts with the third parties, the Group ultimately will be reimbursed for which it has paid out on behalf of customers, which has incurred through their customer loyalty programs. Therefore, when such obligation incurs, the Group recognizes it as “transfer”, but there is no impact on the Group’s expense.		According to contracts with the third parties, the Group ultimately will be reimbursed for which it has paid out on behalf of customers, which has incurred through their customer loyalty programs. Therefore, when such obligation incurs, the Group recognizes it as “transfer”, but there is no impact on the Group’s expense.	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased, for the year ended December 31, 2016.
Other provisions
Disclosure of other provisions [Line Items]
Total	₩ 58,791,000,000	[4]		₩ 22,282,000,000	[4]	22,581,000,000	58,791,000,000	[4]	22,282,000,000	[4]
Changes in provisions
Beginning balance	22,282,000,000	[4]		22,581,000,000		56,959,000,000
Changes in other provisions [Abstract]
Provisions provided	42,042,000,000			8,034,000,000		51,997,000,000
Provisions used and others	(8,014,000,000)			(11,323,000,000)		(86,308,000,000)
Reversal of unused amount	(77,000,000)					(43,000,000)
Foreign currencies translation adjustments	(249,000,000)			2,990,000,000
Others	2,807,000,000					(24,000,000)
Ending balance	₩ 58,791,000,000	[4]		₩ 22,282,000,000	[4]	22,581,000,000
Description of nature of miscellaneous other provisions	Other provisions consist of provision for litigation, provision for loss recovery, and others.		Other provisions consist of provision for litigation, provision for loss recovery, and others.	Other provisions consist of provision for litigation, provision for loss recovery, and others.
Asset retirement obligation
Disclosure of other provisions [Line Items]
Total	₩ 61,872,000,000			₩ 58,076,000,000		39,121,000,000	₩ 61,872,000,000		₩ 58,076,000,000
Changes in provisions
Beginning balance	58,076,000,000			39,121,000,000		29,733,000,000
Changes in other provisions [Abstract]
Provisions provided	2,225,000,000			2,034,000,000		1,742,000,000
Provisions used and others	(1,283,000,000)			(1,279,000,000)		(1,316,000,000)
Reversal of unused amount	(733,000,000)			(1,000,000)		(179,000,000)
Amortization	428,000,000			464,000,000		394,000,000
Increase in restoration costs and others	3,159,000,000			17,737,000,000		8,747,000,000
Ending balance	₩ 61,872,000,000			₩ 58,076,000,000		₩ 39,121,000,000

[1]	According to contracts with the third parties, the Group ultimately will be reimbursed for which it has paid out on behalf of customers, which has incurred through their customer loyalty programs. Therefore, when such obligation incurs, the Group recognizes it as “transfer”, but there is no impact on the Group’s expense.
[2]	As the credits of the affiliates were transferred to the Group, the allowance for the provisions for customer reward credits increased, for the year ended December 31, 2016.
[3]	Provision for guarantee includes provision for financial guarantee of 67,557 million Won and 71,697 million Won as of December 31, 2016 and 2017, respectively.
[4]	Other provisions consist of provision for litigation, provision for loss recovery, and others.